Basis of Presentation - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jan. 31, 2024		Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		$ 13,349	[1]	$ 12,117
Insurance service results		(122)		(424)
Net finance expenses from insurance contracts		1,267		179
Total cash flows		767		1,475
Other changes in the net carrying amount of the insurance contract		(4)		2
Insurance contract liabilities	[1]	15,257		13,349
Liabilities for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		13,114	[1]	11,850
Insurance service results		(385)		(1,403)
Net finance expenses from insurance contracts		1,267		179
Total cash flows		1,037		2,488
Other changes in the net carrying amount of the insurance contract		(1)		0
Insurance contract liabilities	[1]	15,032		13,114
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities		235	[1]	267
Insurance service results		263		979
Net finance expenses from insurance contracts		0		0
Total cash flows		(270)		(1,013)
Other changes in the net carrying amount of the insurance contract		(3)		2
Insurance contract liabilities	[1]	$ 225		$ 235

[1]	The liabilities for incurred claims relating to insurance contracts in our creditor business were $126 million as at January 31, 2024 and $131 million as at October 31, 2023.